SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Fair value (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Exchange traded fund products and wealth management products
Assets and liabilities measured at fair value
Total gain recognized for change in fair values	¥ 4,166	¥ 4,464	¥ 7,801
Recurring | Short-term investments
Assets and liabilities measured at fair value
Fair Value, asset and liability	50,143
Recurring | Level 2 | Short-term investments
Assets and liabilities measured at fair value
Fair Value, asset and liability	¥ 50,143